CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
LICENSE SETTLEMENT
NOTE 10 - CONVERTIBLE DEBT

On December 31, 2019, the Company signed a guaranteed interest rate of 7% Convertible note for $161,250 with an OID of $11,250. The note was funded on January 3, 2020 . The note is convertible into common stock of the Company after 180 days at the rate of 60% of the lowest trading price for twenty days prior to conversion or $0.078 whichever is lower. The note may be repaid to the issuer within 180 days from issuance at variable premium rates of 115% to 135% above face value calculated on the outstanding face value of the note plus guaranteed interest .

On May 7, 2020, The Company issued an 8% $50,000 one year convertible note. The note is convertible into common stock at the lesser of $0.20 per share or 80% of the lowest closing bid five days prior to conversion.

On July 7, 2020, $50,000 of the one year convertible note payable was converted into 50,000 shares of series A preferred

During the six months ended September 30, 2020, the Company issued 2,677,397 shares of common stock for the conversion of $150,000 of convertible debt leaving a balance of $11,250 in principal.

On December 31, 2019, the Company signed a guaranteed interest rate of 7% Convertible note for $161,250 with an OID of $11,250. The note was funded on January 3, 2020 . The note is convertible into common stock of the Company after 180 days at the rate of 60% of the lowest trading price for twenty days prior to conversion or $0.078 whichever is lower. The note may be repaid to the issuer within 180 days from issuance at variable premium rates of 115% to 135% above face value calculated on the outstanding face value of the note plus guaranteed interest.